Intangible assets - Additional Information (Details) - EUR (€) € in Thousands		12 Months Ended
	Apr. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Business combinations		€ 8,424	€ 5,859	€ 4,561
Tom Ford Fashion Segment
Disclosure of detailed information about intangible assets [line items]
Growth rate (bps)		3.00%
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Percentage of discount rate applied to cash flow weighted average cost of capital		8.75%	8.81%
Top of range
Disclosure of detailed information about intangible assets [line items]
Percentage of discount rate applied to cash flow weighted average cost of capital		9.46%	9.55%
ZEGNA
Disclosure of detailed information about intangible assets [line items]
Growth rate (bps)		3.00%
Tom Ford Fashion | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Growth rate (bps)		2.75%
Tom Ford Fashion | Top of range
Disclosure of detailed information about intangible assets [line items]
Growth rate (bps)		3.00%
Concessions, licenses, trademarks and patents | Tom Ford International LLC
Disclosure of detailed information about intangible assets [line items]
Identifiable intangible assets recognised as of acquisition date	€ 99,295
Useful life of intangible asset	30 years
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Business combinations		€ 8,280	€ 127,086
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Business combinations		8,280	23,966
Gross carrying amount | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Business combinations		€ 0	€ 99,295